LEASE LIABILITIES - Repayments of lease liabilities (Details) $ in Millions	Dec. 31, 2024 CAD ($)
LEASE LIABILITIES
Lease liabilities	$ 378.5
2025
LEASE LIABILITIES
Lease liabilities	108.5
2026
LEASE LIABILITIES
Lease liabilities	87.3
2027
LEASE LIABILITIES
Lease liabilities	70.2
2028
LEASE LIABILITIES
Lease liabilities	53.8
2029
LEASE LIABILITIES
Lease liabilities	27.8
2030 and thereafter
LEASE LIABILITIES
Lease liabilities	$ 30.9